SEGMENT INFORMATION AND REVENUE ANALYSIS	12 Months Ended
Dec. 31, 2014
SEGMENT INFORMATION AND REVENUE ANALYSIS [Abstract]
SEGMENT INFORMATION AND REVENUE ANALYSIS
3.	SEGMENT INFORMATION AND REVENUE ANALYSIS

The Group is mainly engaged in selling advertising time slots on their network, primarily air travel advertising network, throughout PRC.

The Group chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group; hence, the Group has only one operating segment. The Group has internal reporting that does not distinguish between markets or segments.

Geographic information

The Group primarily operates in the PRC and substantially all of the Group's long-lived assets are located in the PRC.

Revenue by service categories

	For the years ended December 31,
	2012	2013	2014

Revenues:
Air Travel Media Network:
Digital frames in airports	$137,342	$152,346	$138,527
Digital TV screens in airports	13,731	14,110	13,286
Digital TV screens on airplanes	26,612	16,160	16,212
Traditional media in airports	83,478	64,845	56,723
Other revenues in air travel	7,346	9,183	6,395
Gas Station Media Network	14,217	12,726	11,164
Other Media	10,239	7,146	13,564
	$292,965	$276,516	$255,871